Director's Loans - Schedule of Transaction Cost (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Borrowings [abstract]
Interest on director's loan	$ 90,000	$ 128,096	$ 136,959
Amortization of transaction costs	130,256	433,044	203,057
Total	$ 220,256	$ 561,140	$ 340,016